Note 25 - Post-employment and other employee benefit commitments. Equity Impact (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Breakdown of remeasurement total effect in equity Line Items
Remeasurement, charges to equity	€ 34	€ 140	€ 356
Defined benefit plans impact on equity [Member]
Breakdown of remeasurement total effect in equity Line Items
Remeasurement, charges to equity	81	(40)	237
Post employent medical beneficts [Member]
Breakdown of remeasurement total effect in equity Line Items
Remeasurement, charges to equity	€ (47)	€ 179	€ 119